Note 10 - Retirement Plans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0		$ 0
Increase Decrease In Unfunded status	(6,900)
Defined Benefit Plan, Plan Assets, Period Increase (Decrease)	(5,400)
Defined Benefit Plan, Benefit Obligation, Period Increase (Decrease)	1,500
Defined Benefit Plan, Accumulated Benefit Obligation	219,300		217,400
Defined Benefit Plan, Plan Assets, Amount	$ 288,949	[1]	$ 294,342	[1]	$ 327,867
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	100.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-Term Rate of Return on Plan Assets	6.15%		5.00%		5.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Change Due to Subsequent Interim Measurement, Weighted-Average Expected Long-Term Rate of Return on Plan Assets	6.55%
Defined Benefit Plan, Benefit Obligation	$ 236,507		$ 235,038		$ 275,001
Unfunded Deferred Compensation Plan [Member]
Defined Benefit Plan, Benefit Obligation	2,500		1,700
Employees’ Savings 401(k) Plan [Member]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 2,500		$ 1,500		$ 1,100
Diversified Mix of Return-seeking Investments [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage			20.00%
Fixed Income Investment [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage			80.00%

[1]	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in our benefit obligations and funded status table.